91-506

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

[Note: Form 19b-4(e) will not appear in the Code of Federal Regulations.] FEB - 2 2005

For Internal Use Only See File No. 91 -	Submit 1 Original and 9 Copies	OMB Approval No.: 3235-0504 Expires: 07/31/2004 Estimated average burden hours per response: 2.00

DIVISION OF MARKET REGULATION

[redacted]

05004575

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	Initial Listing Report
1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: New York Stock Exchange, Inc
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end Management Investment Company
3.	Class of New Derivative Securities Product: Investment Company Units (Exchange Traded Funds)
4.	Name of Underlying Instrument: KLD Select Social™ Index (iShares® KLD Select Social Index Fund)
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Broad-Based
6.	Ticker Symbol(s) of New Derivative Securities Product: KLD
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: NYSE, Nasdaq Stock Market, Amex
8.	Settlement Methodology of New Derivative Securities Product: Regular-way Trades settle on T+3 / Book-entry only held at DTC.
9.	Position Limits of New Derivative Securities Product (if applicable): N/A

PROCESSED
FEB 24 2005 E
THOMSON FINANCIAL

Part II	Execution
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards. Name of Official Responsible for Form: Mary Yeager	
Title: Assistant Corporate Secretary	
Telephone Number: (212) 656-2062	
Manual Signature of Official Responsible for Form: [signature]	
Date: 2/1/05	

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	February 2, 2005

Mary Yeager
Assistant Secretary

New York Stock Exchange, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE

February 1, 2005

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

FEB 02 2005

DIVISION OF MARKET REGULATION

Nancy J. Sanow, Esq.
Assistant Director
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form 19b-4(e) for iShares® KLD Select Social™ Index Fund

Dear Ms. Sanow:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the New York Stock Exchange, Inc. encloses for filing one original and nine copies of a Form 19b-4(e) for the iShares® KLD Select Social Index Fund.

The Fund was listed, and began trading, on the Exchange on January 28, 2005. The Exchange's rules for listing Investment Company Units (Exchange Traded Funds) are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

[signature]

Enclosure

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	February 2, 2005